VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100 SCOTTSDALE, AZ 85258

March 19, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Voya Enhanced Securitized Income Fund (the "Fund")

File Nos: 333-274872 and 811-23903

Ladies and Gentlemen:

We are filing today via EDGAR Pre-Effective Amendment No. 2 to the Registration Statement on Form N- 2A, pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of the Fund.

This Pre-Effective Amendment to the Fund's Registration Statement is being filed for the purposes of filing financial information and seed audit, completing open information, making certain updates and making revisions to the Registration Statement filing on Form N-2.

No registration fees are required in connection with this filing.

Should you have any questions, please feel free to contact Anna Jagiello at (480) 477-2309 or the undersigned at 480-477-2457.

Very truly yours,

/s/ Gizachew Wubishet Gizachew Wubishet

Vice President and Counsel

Voya Investment Management

Attachment

cc:Huey P. Falgout, Jr., Esq. Voya Investments, LLC

Elizabeth J. Reza, Esq. Ropes & Gray LLP

Kathleen M. Nichols, Esq. Ropes & Gray LLP